UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003

13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Sy Jacobs
Title:    President
Phone:    (212) 271-5576


Signature, Place and Date of Signing:

        /s/ Sy Jacobs          New York, NY            August 14, 2006
        -------------          -------------         ------------------
         [Signature]           [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         36

Form 13F Information Table Value Total:   $169,324
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number            Name
---             --------------------            ----------------
1.              28-11646                        JAM Partners, LP


                                                    FORM 13F INFORMATION TABLE
                                                   Jacobs Asset Management, LLC
                                                           June 30, 2006
                               TITLE            CUSIP      VALUE    SHR OR   SH/  PUT/  INVESTMENT      OTHER
NAME OF ISSUER                 OF CLASS         NUMBER     (X$1000) PRN AMT  PRN  CALL  DISCRETION      MANAGERS  SOLE SHARED  OTHER
AMERICAN BANCORP N J INC       COM              02407E104   1489     125200  SH         SHARED-DEFINED    1             125200
AMSOUTH BANCORPORATION         COM              032165102   3222     121800  SH         SHARED-DEFINED    1             121800
ANWORTH MORTGAGE ASSET CP      COM              037347101  13259    1597534  SH         SHARED-DEFINED    1            1597534
BROADWAY FINL CORP DEL         COM              111444105    455      42802  SH         SHARED-DEFINED    1              42802
CAPITAL CROSSING BK            COM              140071101    777      31600  SH         SHARED-DEFINED    1              31600
CAPSTEAD MTG CORP              COM NO PAR       14067E506   4460     587500  SH         SHARED-DEFINED    1             587500
CENTENNIAL BK HLDGS INC DEL    COM              151345303   3822     369665  SH         SHARED-DEFINED    1             369665
CENTEX CORP                    COM              152312104   5910     117500  SH         SHARED-DEFINED    1             117500
CENTRAL BANCORP INC - MASS     COM              152418109   1810      57096  SH         SHARED-DEFINED    1              57096
CENTURY BANCORP INC            CL A NON VTG     156432106   5635     230000  SH         SHARED-DEFINED    1             230000
CITIGROUP INC                  COM              172967101   6031     125000  SH         SHARED-DEFINED    1             125000
COUNTRYWIDE FINANCIAL CORP     COM              222372104   8507     223400  SH         SHARED-DEFINED    1             223400
EVEREST RE GROUP LTD           COM              G3223R108   6276      72500  SH         SHARED-DEFINED    1              72500
FIDELITY NATL TITLE GROUP      CL A             31620R105   1574      80000  SH         SHARED-DEFINED    1              80000
IMPAC MRTG HLDGS INC           COM              45254P102  10761     962500  SH         SHARED-DEFINED    1             962500
LANDAMERICA FIN GROUP INC      COM              514936103   7106     110000  SH         SHARED-DEFINED    1             110000
LUMINENT MTG CAP INC           COM              550278303  13045    1408700  SH         SHARED-DEFINED    1            1408700
MARSHALL & ILSLEY CORP         COM              571834100    728      15913  SH         SHARED-DEFINED    1              15913
MARTEN TRANS LTD               COM              573075108   2981     137100  SH         SHARED-DEFINED    1             137100
NETBANK INC                    COM              640933107   2486     375000  SH         SHARED-DEFINED    1             375000
NICHOLAS FINANCIAL INC         COM NEW          65373J209   2520     176200  SH         SHARED-DEFINED    1             176200
NORTH FORK BANCORPORATION NY   COM              659424105   1961      65000  SH         SHARED-DEFINED    1              65000
NORTH VALLEY BANCORP           COM              66304M105   2431     139766  SH         SHARED-DEFINED    1             139766
NOVASTAR FINL INC              COM              669947400    790      25000  SH         SHARED-DEFINED    1              25000
OPTEUM INC                     CL A             68384A100   6089     675000  SH         SHARED-DEFINED    1             675000
ORIGEN FINL INC                COM              68619E208   2713     422500  SH         SHARED-DEFINED    1             422500
PROVIDENT FINL HLDGS INC       COM              743868101   3873     129118  SH         SHARED-DEFINED    1             129118
RYLAND GROUP INC               COM              783764103   1307      30000  SH         SHARED-DEFINED    1              30000
SCS TRANS INC                  COM              81111T102    545      19800  SH         SHARED-DEFINED    1              19800
SOVEREIGN BANCORP INC          COM              845905108   8632     425000  SH         SHARED-DEFINED    1             425000
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309   3336     499362  SH         SHARED-DEFINED    1             499362
STATE NATIONAL BANCSHARES INC  COM              857124101   6207     162873  SH         SHARED-DEFINED    1             162873
BANCORP INC DEL                COM              05969A105   6999     279855  SH         SHARED-DEFINED    1             279855
UNIONBANCAL CORP               COM              908906100   6782     105000  SH         SHARED-DEFINED    1             105000
WACHOVIA CORP 2ND NEW          COM              929903102   8653     160000  SH         SHARED-DEFINED    1             160000
WILLIS LEASE FINANCE CORP      COM              970646105   6152     652990  SH         SHARED-DEFINED    1             652990

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